LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                     MAY 1-31, 2006                  PAYMENT DATE:   JUN 15 2006
DETERMINATION DATE:                    JUN 09 2006                     REPORT BRANCH:  2061
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INITIAL                                                                                                                  OVERCOLLAT-
DEAL                                        TOTAL         CLASS A-1        CLASS A-2        CLASS A-3      CLASS A-4     ERALIZATION
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Class Percentages                              100.00%          18.15%           32.44%          20.00%           29.41%     0.00%
Initial Pool Balance                    381,692,856.42   69,277,253.44   123,838,126.75   76,338,571.28   112,238,904.95     0.00
Prefunding                               68,307,143.58   12,397,746.56    22,161,873.25   13,661,428.72    20,086,095.05     0.00
Total Balance                           450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00   132,325,000.00     0.00
Note Balance Total                      450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00   132,325,000.00
Number of Contracts                             19,753
Class Pass Through Rates                                        5.150%           5.364%          5.418%           5.500%
Servicing Fee Rate                            1.75000%
Indenture Trustee Fee                         0.00300%
Custodian Fee                                 0.02000%
Backup Servicer Fee                           0.02000%
Insurance Premium Fee                         0.17500%
Class C Certificate Rate                      5.00000%
Initial Weighted Average APR                  11.8408%
Initial Weighted Average Monthly Dealer
      Participation Fee Rate                    0.000%
Initial Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                               11.8408%
Initial Weighted Average Remaining Term          65.79
Initial Weighted Average Original Term           68.71
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CURRENT MONTH CERTIFICATE                                                                                                OVERCOLLAT-
         BALANCES                           TOTAL         CLASS A-1        CLASS A-2        CLASS A-3      CLASS A-4     ERALIZATION
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BOP:
Prior Month Pool Balance                381,692,856.42   69,277,253.44   123,838,126.75   76,338,571.28   112,238,904.95     0.00
Prefunding Pool Balance                  68,307,143.58   12,397,746.56    22,161,873.25   13,661,428.72    20,086,095.05     0.00
Total Pool Balance                      450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00   132,325,000.00     0.00
Total Note Balance                      450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00   132,325,000.00

EOP:
Number of Current Month Closed
      Contracts                                    425
Number of Reopened Loans                          0.00
Number of Contracts - EOP                       20,840
Pool Balance - EOP                      399,578,152.06   61,996,467.72   133,813,686.05   82,487,888.66   121,280,109.64     0.00
Prefunding Pool Balance                  37,560,556.70    6,817,241.04    12,186,313.95    7,512,111.34    11,044,890.37     0.00
Total Pool Balance - EOP                437,138,708.76   68,813,708.76   146,000,000.00   90,000,000.00   132,325,000.00     0.00
Total Note Balance - EOP                435,740,968.43   67,415,968.43   146,000,000.00   90,000,000.00   132,325,000.00

Class Collateral Pool Factors               0.96831326      0.82541743       1.00000000      1.00000000       1.00000000

Weighted Average APR of Remaining
      Portfolio                              11.85604%
Weighted Average Monthly Dealer
      Participation Fee Rate                  0.00000%
Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                              11.85604%
Weighted Average Remaining Term                  65.17
Weighted Average Original Term                   68.75

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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TOTAL DISTRIBUTION AMOUNT                                                                                          CONTRACTS
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      Monthly Payments:             Principal                                                 5,342,056.77
                                    Interest                                                  3,902,434.12
      Early Payoffs:                Principal Collected                                       7,484,245.77
                                    Early Payoff Excess Servicing Compensation                       25.01
                                    Early Payoff Principal Net of Rule of 78s Adj.            7,484,220.76            422
                                    Interest                                                     80,861.41
      Liquidated Receivable:        Principal Collected                                            (25.28)
                                    Liquidated Receivable Excess Servicing
                                    Compensation                                                      0.00
                                    Liquidated Receivable Principal Net of Rule of 78s Adj.        (25.28)              3
                                    Interest                                                      (543.40)
      Purchase Amount:              Principal                                                         0.00              0
                                    Interest                                                          0.00
                                                Total Principal                              12,826,252.25
                                                Total Interest                                3,982,752.13
                                                Total Principal and Interest                 16,809,004.38
      Recoveries                                                                                      0.00
      Excess Servicing Compensation                                                                  25.01
      Late Fees & Miscellaneous Fees                                                             39,007.70
      Collection Account Customer Cash                                                       16,848,037.09
      ADDITIONAL COLLECTION ACCOUNT CASH:
      Collection Account Investment Income                                                       21,450.40
      Prefunding Account Investment Income                                                       78,565.51
      Mandatory Special Redemption                                                                    0.00
      Available Funds                                                                        16,948,053.00

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                                                                                              DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION                                                                                     AMOUNT       DEFICIENCY CLAIM
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                                                                                             16,948,053.00
Monthly Dealer Participation Fee                                            0.00             16,948,053.00           0.00
Prior Unpaid Dealer Participation Fee                                       0.00             16,948,053.00
Servicing Fees:                   Current Month Servicing Fee         556,635.42
                                  Prior Period Unpaid Servicing Fee         0.00
                                  Late Fees & Miscellaneous Fees       39,007.70
                                  Excess Servicing Compensation            25.01
                                              Total Servicing Fees:   595,668.13             16,352,384.87           0.00
Indenture Trustee Fee                                                   1,125.00             16,351,259.87           0.00
Custodian Fee                                                           6,361.55             16,344,898.32           0.00
Backup Servicer Fee                                                     6,361.55             16,338,536.77           0.00
Prior Unpaid Indenture Trustee Fee                                          0.00             16,338,536.77           0.00
Prior Unpaid Custodian Fee                                                  0.00             16,338,536.77           0.00
Prior Unpaid Backup Servicer Fee                                            0.00             16,338,536.77           0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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                                                                                              DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                           AMOUNT       DEFICIENCY CLAIM
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Class A-1 Note Interest:                Current Month                     350,521.88             15,988,014.89           0.00
                                        Prior Carryover Shortfall               0.00             15,988,014.89
Class A-2 Note Interest:                Current Month                     630,866.00             15,357,148.89           0.00
                                        Prior Carryover Shortfall               0.00             15,357,148.89
Class A-3 Note Interest:                Current Month                     392,805.00             14,964,343.89           0.00
                                        Prior Carryover Shortfall               0.00             14,964,343.89
Class A-4 Note Interest:                Current Month                     586,273.26             14,378,070.63           0.00
                                        Prior Carryover Shortfall               0.00             14,378,070.63
Principal Payment Amount:               Current Month                  12,861,291.24              1,516,779.39           0.00
                                        Prior Carryover Shortfall               0.00              1,516,779.39
Certificate Insurer:                    Reimbursement Obligations               0.00              1,516,779.39           0.00
                                        Premium                            63,545.59              1,453,233.80           0.00
Class C Interest Payment Amount
                                        Current Month                      65,625.00              1,387,608.80           0.00
                                        Prior Carryover Shortfall               0.00              1,387,608.80           0.00
Supplemental Enhancement Account                    Reimbursement               0.00              1,387,608.80           0.00
Expenses:                               Trust Collateral Agent                  0.00              1,387,608.80           0.00
                                        Indenture Trustee                       0.00              1,387,608.80           0.00
                                        Backup Servicer                         0.00              1,387,608.80           0.00
                                        Custodian                               0.00              1,387,608.80           0.00
Distribution to (from) the Spread Account                               1,387,608.80                      0.00
Distribution (from) the Supplemental Enhancement Account                        0.00                      0.00

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LIQUIDATED RECEIVABLES
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                                                                                                        Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                              Balance         Units
    BOP Liquidated Receivable Principal Balance        35,013.71           BOP Cram Down loss Balance        0.00          0.00
    Current Month Cram Down Loss                            0.00         Current Month Cram Down Loss        0.00          0.00
    Liquidation Principal Proceeds                        (25.28)
    Principal Loss                                     35,038.99
    Prior Month Cumulative Principal Loss LTD               0.00
    Cumulative Principal Loss LTD                      35,038.99            Cumulative Cram Down Loss        0.00          0.00

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STATISTICAL INFORMATION
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                                              # OF                           % OF TOTAL
DELINQUENCY STATUS:                        CONTRACTS        AMOUNT          POOL BALANCE
          Current                             18,159    350,479,205.78          87.71%
          1-29 Days                            2,590     47,886,776.88          11.98%
          30-59 Days                              87      1,175,232.66           0.29%
          60-89 Days                               4         36,936.74           0.01%
          90-119 Days                              0              0.00           0.00%
          120 Days or More                         0              0.00           0.00%
                              Total           20,840    399,578,152.06         100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:

(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                                           Trigger         Trigger         Event of Default        Event of
                                        Current Month     Threshold         Event             Threshold             Default

Average Delinquency Ratio                   0.29497%        4.25%             NO                6.25%                 NO
Cumulative Default Rate                        0.02%        1.57%             NO                1.85%                 NO
Cumulative Loss Rate                           0.01%        0.79%             NO                1.02%                 NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:

                                    CERTIFICATE INVENTORY                                              RECOVERY INVENTORY
                                       # OF  CONTRACTS     AMOUNT*                                      # OF CONTRACTS       AMOUNT*
Prior Month Inventory                          0              0.00               Prior Month Inventory            0             0.00
Repurchased                                    0              0.00                         Repurchased            0             0.00
Adjusted Prior Month Inventory                 0              0.00      Adjusted Prior Month Inventory            0             0.00
Current Month Repos                            4         91,124.38                 Current Month Repos            2        32,100.07
Repos Actually Liquidated                      0              0.00        Repos from Trust Liquidation            0             0.00
Repos Liquidated at 60+ or 150+                0              0.00           Repos Actually Liquidated            1         2,199.09
Dealer Payoff                                  0              0.00                       Dealer Payoff            0             0.00
Redeemed / Cured                               0              0.00                    Redeemed / Cured            0             0.00
Purchased Repos                                0              0.00                     Purchased Repos            0             0.00
Current Month Inventory                        4         91,124.38             Current Month Inventory            1        29,900.98

                                    * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:

                                       # OF CONTRACTS       AMOUNT
Current Month Balance                          3         35,013.71
Cumulative Balance                             3         35,013.71

Current Month Proceeds                                     (568.68)
Cumulative Proceeds                                        (568.68)

Current Month Recoveries                                      0.00
Cumulative Recoveries                                         0.00

                                                    RECEIVABLES LIQUIDATED AT
                                                    150 OR MORE DAYS DELINQUENT,
                                                    60 OR MORE DAYS PAST THE
                                                    DATE AVAILABLE FOR SALE                          CUMULATIVE RECEIVABLES
                                                    AND BY ELECTION:                                 LIQUIDATED AT 150+ AND 60+:
                                                            Balance         Units                            Balance         Units
Prior Month                                                   0.00            0                                0.00            0
Current Trust Liquidation Balance                             0.00                                             0.00            0
Current Monthly Principal Payments                            0.00
Cram Down Loss                                                0.00
Reopened Loan Due to NSF                                      0.00
Current Repurchases                                           0.00
Current Recovery Sale Proceeds                                0.00
Deficiency Balance of Sold Vehicles                           0.00
EOP                                                           0.00            0                                0.00            0

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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    SPREAD ACCOUNT RECONCILIATION
                                                                                     REQUISITE AMOUNT: 5,155,493.05
Initial Deposit                                                        4,771,160.71
BOP Balance                                                            4,771,160.71
Subsequent Transfer Required Deposit                                     384,332.34
Remaining Distribution Amount                                          1,387,608.80
Investment Income                                                         10,131.53
Current Month Draw                                                             0.00
EOP Balance Prior to Distribution                                      6,553,233.38

Spread Account Release Amount                                          1,397,740.33

EOP Balance                                                            5,155,493.05

Class A Principal Payment Amount                                       1,397,740.33
Class C Supplemental Interest and Carryover Shortfall                          0.00
Class R Certificateholder Distribution                                         0.00

    CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                                         15,750,000.00
BOP Balance                                                                    0.00
Supplemental Enhancement Account Deposit                              15,750,000.00
Current Month Draw                                                             0.00
Supplemental Enhancement Account Investment Earnings                      31,259.32
Supplemental Enhancement Account Investment Earnings Amount to
    Class C Certificateholder                                            (31,259.32)
Class C Supplemental Enhancement Amount Before Release                15,750,000.00

Supplemental Enhancement Account Release Amount                                0.00

EOP Balance                                                           15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                           1,397,740.33

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                                22,303,233.38              5.58%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                     35,962,033.69              9.00%

PREFUNDING ACCOUNT RECONCILIATION

          Initial Deposit                                             68,307,143.58
          BOP Balance                                                 68,307,143.58
          Subsequent Transfer                                        (30,746,586.88)
          Investment Income Earned                                        78,565.51
          Investment Income Deposited to Note Account                    (78,565.51)
          Mandatory Special Redemption                                         0.00

          Remaining Prefunding Balance                                                   37,560,556.70
          Undistributed Investment Income                                                         0.00
          EOP Balance Before Release to Servicer                                         37,560,556.70
          Prefunding Account Balance Released to Servicer                      0.00
          EOP Balance                                                 37,560,556.70

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

      ---------------------------------------------------------- -------------------------------------------------------
        CUMULATIVE LOSS:                                          CUMULATIVE GROSS DEFAULT:
      ---------------------------------------------------------- -------------------------------------------------------
          UP TO MONTH       TRIGGER EVENT    EVENT OF DEFAULT      UP TO MONTH      TRIGGER EVENT      EVENT OF DEFAULT

                3                0.79%           1.02%                 3                1.57%               1.85%
                6                1.57%           1.87%                 6                3.13%               3.39%
                9                1.96%           2.37%                 9                3.73%               4.31%
               12                3.13%           3.39%                12                5.88%               6.15%
               15                3.56%           3.85%                15                6.77%               7.00%
               18                4.28%           4.61%                18                8.56%               8.39%
               21                4.66%           5.39%                21                8.98%               9.80%
               24                5.17%           5.85%                24                9.40%              10.63%
               27                5.50%           6.31%                27               10.00%              11.48%
               30                6.00%           6.76%                30               10.91%              12.30%
               33                6.34%           7.24%                33               11.52%              13.15%
               36                6.67%           7.54%                36               12.12%              13.71%
               39                6.83%           7.69%                39               12.43%              13.98%
               42                7.00%           8.00%                42               12.72%              14.54%
               45                7.00%           8.00%                45               12.72%              14.54%
               48                7.00%           8.00%                48               12.72%              14.54%
               51                7.00%           8.00%                51               12.72%              14.54%
               54                7.00%           8.00%                54               12.72%              14.54%
               57                7.00%           8.00%                57               12.72%              14.54%
               60                7.00%           8.00%                60               12.72%              14.54%
               63                7.00%           8.00%                63               12.72%              14.54%
               66                7.00%           8.00%                66               12.72%              14.54%
               69                7.00%           8.00%                69               12.72%              14.54%
               72                7.00%           8.00%                72               12.72%              14.54%
      ---------------------------------------------------------- -------------------------------------------------------

      ----------------------------------------------------------
      AVERAGE DELINQUENCY RATIO:
      ----------------------------------------------------------
          UP TO MONTH       TRIGGER EVENT    EVENT OF DEFAULT

               12                4.25%          6.25%
               24                5.25%          7.25%
               72                6.25%          8.25%
      ----------------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of May 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
--------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7